Pension Plan	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Pension Plan
23.	Pension Plan

The Company maintains a defined contribution pension plan for its permanent employees. The Company matches the contributions made by employees who elect to participate in the plan up to a maximum percentage of their annual salary. The Company’s contributions recognized as an expense for the year ended December 31, 2020 amounted to $1,055 ($1,495 and $1,635 for the years ended December 31, 2019 and 2018 respectively).